Shareholder Report, Holdings (Details) - C000222167	Jun. 30, 2025
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
09290D101 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Health Care075887109
Holdings [Line Items]
Percent of Total Investments	99.10%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%